THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2000
                                   (unaudited)

  Principal                                                           Maturity    Interest
   Amount                                                               Date        Rate           Value
-----------                                                           --------    ---------    ------------
               MUNICIPAL BONDS (71.0%)
               EDUCATION (0.4%)
 $  400,000    University of Texas .................................  07/01/01      5.000%     $    401,176
                                                                                               ------------
               ESCROWED TO MATURITY (a) (3.7%)
 $1,000,000    Hawaii State ........................................  07/01/01      4.400%     $  1,001,444
  1,200,000    Honolulu, Hawaii, City & County,
                 General Obligation ................................  01/01/01      5.250         1,200,000
    750,000    Louisiana State .....................................  05/01/01      7.000           756,077
  1,000,000    Nebraska Public Power District Revenue ..............  01/01/01      4.600         1,000,000
                                                                                               ------------
               TOTAL ESCROWED TO MATURITY (a) ......................                           $  3,957,521
                                                                                               ------------
               GENERAL OBLIGATIONS (16.8%)
 $1,000,000    Austin, Texas, School District ......................  08/01/01      5.200%      $ 1,006,114
    500,000    Dallas County, Texas ................................  08/15/01      6.000           504,929
  1,350,000    Delaware State ......................................  07/01/01      5.100         1,357,023
  1,000,000    Fairfax County, Virginia ............................  06/01/01      7.250         1,011,641
    300,000    Georgia State .......................................  04/01/01      4.000           299,497
  1,000,000    Georgia State .......................................  07/01/01      5.750         1,006,825
  1,000,000    Mansfield, Texas, School District ...................  02/15/01      5.500         1,004,250
    300,000    Maryland State ......................................  02/01/01      4.900           300,120
    750,000    Maryland State ......................................  03/15/01      5.000           751,298
    500,000    Maryland State ......................................  10/15/01      5.200           503,391
  1,390,000    McKinney, Texas, School District ....................  02/15/01      5.000         1,391,156
  1,275,000    Mecklenberg County, North Carolina ..................  03/01/01      5.600         1,278,108
  1,800,000    Minnesota State .....................................  08/01/01      5.300         1,811,084
  1,455,000    Montgomery County, Maryland .........................  05/01/01      5.000         1,456,325
    500,000    Montgomery County, Maryland .........................  07/01/01      5.300           502,510
    200,000    Prince George County, Maryland ......................  03/15/01      5.000           200,184
  1,000,000    South Carolina State ................................  08/01/01      5.750         1,007,914
  2,500,000    Utah State ..........................................  07/01/01      6.000         2,523,855
    100,000    West Mem., Texas, Municipal Utility .................  03/01/01      4.500           100,022
                                                                                               ------------
               TOTAL GENERAL OBLIGATIONS ...........................                           $ 18,016,246
                                                                                               ------------
               INDUSTRIAL (2.7%)
 $  500,000    Emery County, Utah, Pollution Control* ..............  01/02/01      4.550%     $    500,000
    900,000    Gulf Coast Waste Disposal Authority, Texas* .........  01/02/01      4.550           900,000
  1,500,000    Valdez, Alaska* .....................................  01/02/01      4.550         1,500,000
                                                                                               ------------
               TOTAL INDUSTRIAL ....................................                           $  2,900,000
                                                                                               ------------
               MISCELLANEOUS (1.9%)
 $1,000,000    California Statewide Development Authority+ .........  01/03/01      4.420%        1,000,000
  1,045,000    South Carolina State, Public Services ...............  01/01/01      6.250         1,045,000
                                                                                               ------------
               TOTAL MISCELLANEOUS .................................                           $  2,045,000
                                                                                               ------------

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2000 (continued)
                                   (unaudited)

  Principal                                                               Maturity    Interest
   Amount                                                                   Date        Rate           Value
-----------                                                               --------    ---------    ------------
               PRE-REFUNDED (A) (35.8%)
 $1,950,000    Akron, Ohio, Waterworks .............................      03/01/01     6.550%      $ 1,996,222
  1,000,000    Alief, Texas, School District, General
                 Obligation ........................................      02/15/01     6.625         1,002,721
    900,000    Bay City, Michigan, Electrical Utilities Revenue ....      01/01/01     6.600           918,032
  1,000,000    Chesapeake Bay, Virginia, Bridge & Tunnel ...........      07/01/01     6.375         1,029,349
    800,000    Chippewa Valley, Michigan ...........................      05/01/01     6.375           816,833
  1,000,000    Coatesville, Pennsylvania, School District,
                 General Obligation ................................      03/01/01     6.300         1,003,215
  2,250,000    Colorado River, Texas, Water and Sewer ..............      01/01/01     6.625         2,250,000
    800,000    Dade County, Florida, Public Facility Revenue,
                 General Obligation ................................      08/01/01     6.000           807,236
    500,000    Delaware State, General Obligation ..................      04/01/01     6.500           512,413
    665,000    Derry, Pennsylvania, General Obligation .............      05/15/01     5.600           667,802
  1,750,000    Detroit, Michigan, School District, General Obligation     05/01/01     7.100         1,799,607
  1,000,000    Florida State Board of Education Capital Outlay,
                 General Obligation .................................     06/01/01     6.500           275,218
    270,000    Florida State Board of Education Capital Outlay,
                 General Obligation .................................     06/01/01     6.750         1,019,663
    500,000    Florida State Department of National Resource
                 Preservation .......................................     07/01/01     6.700           515,248
    400,000    Florida State Department of National Resource
                 Preservation .......................................     07/01/01     6.750           412,173
    500,000    Florida State Turnpike Authority Revenue .............     07/01/01     7.125           516,518
  1,000,000    Georgia State, General Obligation ....................     02/01/01     6.000         1,020,900
  1,420,000    Georgia State, General Obligation ....................     02/01/01     6.000         1,450,286
    750,000    Kissimee, Florida, Utilities Revenue .................     10/01/01     6.500           776,118
  1,000,000    Marquette, Michigan, General Obligation ..............     05/01/01     6.700         1,028,339
  2,120,000    Maryland State, General Obligation ...................     03/15/01     6.500         2,160,741
    500,000    Massachusetts State, General Obligation ..............     06/01/01     6.000           503,166
  1,000,000    Nashville/Davidson County, Tennessee,
                 Water and Sewer ....................................     01/01/02     6.000         1,037,513
  1,675,000    Nevada State, General Obligation .....................     05/01/01     6.000         1,699,756
  1,000,000    New York State Local Government Assistance Corp. .....     04/01/01     7.250         1,026,639
  1,000,000    Pleasant Valley, Pennsylvania, School District,
                 General Obligation .................................     03/15/01     5.700         1,002,813
    400,000    Prince Williams County, Virginia, General Obligation .     07/01/01     6.700           412,220
  1,380,000    Richmond, Virginia, General Obligation ...............     01/15/01     6.500         1,408,603
  1,750,000    Richmond, Virginia, General Obligation ...............     01/15/01     6.250         1,786,087
  1,050,000    Tarrant County, Texas ................................     03/01/01     5.750         1,052,247
  1,000,000    Tarrant County, Texas ................................     03/01/01     5.800         1,002,334
  1,350,000    Tennessee State General Obligation ...................     06/01/01     6.850         1,383,083
    500,000    Tennessee State, General Obligation ..................     06/01/01     6.600           511,673
    500,000    Triborough Bridge and Tunnel, New York ...............     01/01/01     7.000           507,499
  1,000,000    Triborough Bridge and Tunnel, New York ...............     01/01/01     7.000         1,019,997

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2000 (continued)
                                   (unaudited)

  Principal                                                               Maturity    Interest
   Amount                                                                   Date        Rate           Value
-----------                                                               --------    ---------    ------------
               Pre-Refunded (continued)
 $1,050,000    University of Maryland, Facilities Revenue .............   02/01/01      6.300%    $  1,072,609
  1,000,000    Vicksburg, Michigan ....................................   05/01/01      7.000        1,027,560
                                                                                                  ------------
               TOTAL PRE-REFUNDED (a) .................................                           $ 38,432,433
                                                                                                  ------------
               TRANSPORTATION (4.2%)
 $1,000,000    Florida State Turnpike Authority Revenue ...............   07/01/01     6.000%     $  1,008,139
  1,000,000    New Jersey State Transportation Authority ..............   06/15/01     6.000         1,007,529
  1,000,000    South Carolina, Transportation Infrastructure+ .........   01/03/01     4.350         1,000,000
    500,000    Springfield, Missouri, Transportation Revenue ..........   08/01/01     5.250           502,510
  1,000,000    Triborough Bridge and Tunnel, New York+ ................   01/03/01     5.050         1,000,000
                                                                                                  ------------
               TOTAL TRANSPORTATION ...................................                           $  4,518,178
                                                                                                  ------------
               UTILITIES (1.6%)
 $1,000,000    Municipal Electric Authority, Georgia ..................   01/01/01     4.750%     $  1,000,057
    800,000    New York State, Pollution Control Revenue* .............   01/02/01     4.650           800,000
                                                                                                  ------------
               TOTAL UTILITIES ........................................                           $  1,800,057
                                                                                                  ------------
               WATER/SEWER (3.9%)
 $1,190,000    Fargo, North Dakota, Water Revenue .....................   01/01/01     4.750%     $  1,190,000
  1,000,000    Mobile, Alabama, Water and Sewer .......................   01/01/01     5.000         1,000,000
  1,000,000    Nashville/Davidson County, Tennessee,
                 Water and Sewer+ .....................................   01/03/01     5.100         1,000,000
  1,000,000    New York, New York, Water &
                 Sewer Revenue+ .......................................   01/03/01     5.050         1,000,000
                                                                                                  ------------
               TOTAL WATER/SEWER ......................................                           $  4,190,000
                                                                                                  ------------
               TOTAL MUNICIPAL BONDS ..................................                           $ 76,260,611
                                                                                                  ------------
               MUNICIPAL NOTES (22.9%)
               MUNICIPAL COMMERCIAL PAPER (22.9%)
 $2,000,000    Burke County, Georgia ..................................   02/06/01     4.150%     $  2,000,000
  2,000,000    Chesterfield County, Virginia ..........................   01/11/01     4.200         2,000,000
  2,000,000    Chesterfield County, Virginia ..........................   02/01/01     4.150         2,000,000
  1,500,000    Fort Worth, Texas ......................................   02/08/01     4.300         1,500,000
  1,000,000    Houston, Texas .........................................   02/06/01     4.150         1,000,000
  2,000,000    Houston, Texas .........................................   02/08/01     4.150         2,000,000
  2,000,000    Las Vegas, Nevada ......................................   02/08/01     4.300         2,000,000
  3,000,000    Montgomery County, Maryland ............................   02/07/01     4.400         3,000,000
  2,000,000    Municipal Electric Authority, Georgia ..................   01/16/01     4.350         2,000,000
  1,100,000    New York, New York .....................................   01/18/01     4.250         1,100,000
  2,000,000    Port of Seattle, Washington ............................   02/02/01     4.200         2,000,000
  2,000,000    South Carolina State, Public Services ..................   01/10/01     4.200         2,000,000
  2,000,000    Texas Tech .............................................   01/22/01     4.450         2,000,000
                                                                                                  ------------
               TOTAL MUNICIPAL COMMERCIAL PAPER .......................                           $ 24,600,000
                                                                                                  ------------
               TOTAL MUNICIPAL NOTES ..................................                           $ 24,600,000
                                                                                                  ------------

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2000 (continued)
                                   (unaudited)

                                                     Interest
                                                        Rate          Value
                                                     ---------    ------------

TOTAL INVESTMENTS, AT AMORTIZED COST .................  93.9%     $100,860,611
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......   6.1         6,527,283
                                                       -----      ------------
NET ASSETS ........................................... 100.0%     $107,387,894
                                                       =====      ============

----------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

* Variable Rate Instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2000 coupon rate.

+   Rule 144A security.

   The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000
                                   (unaudited)

ASSETS:
      Investments, at amortized cost ............................ $100,860,611
      Cash  . ...................................................    4,856,000
      Interest Receivables ......................................    1,830,795
                                                                  ------------
            Total Assets . ......................................  107,547,406
                                                                  ------------

LIABILITIES:
      Payables for:
        Dividends declared ......................................       50,175
        Investment advisory fee .................................       30,002
        Administrative fee ......................................       20,001
        Shareholder servicing/eligible institution fee ..........       50,004
        Accrued expenses and other liabilities ..................        9,330
                                                                  ------------
            Total Liabilities ...................................      159,512
                                                                  ------------
Net Assets for 107,387,894 shares of beneficial
    interest outstanding ........................................ $107,387,894
                                                                  ============
Net Assets Consist of:
      Paid-in capital ........................................... $107,387,894
                                                                  ------------
Net Assets ...................................................... $107,387,894
                                                                  ============

Net Asset Value and Offering Price Per Share                             $1.00
                                                                         =====

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2000
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Interest  . .............................................  $ 2,952,661
                                                                  ------------

      Expenses:
        Investment advisory fee .................................       58,183
        Shareholder servicing/eligible institution fees .........       96,971
        Administrative fee ......................................       69,382
        Expense payment fee .....................................      168,265
        Professional fees .......................................       11,739
        Custodian fee ...........................................       37,384
        Trustee fees and expenses ...............................        6,922
        Miscellaneous expenses ..................................       30,212
                                                                  ------------
        Total Expenses ..........................................      479,058
            Expense offset arrangement ..........................      (26,185)
                                                                  ------------
            Net Expenses ........................................      452,873
                                                                  ------------

NET INVESTMENT INCOME ...........................................  $ 2,499,788
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                 For the six months ended
                                                                     December 31, 2000     For the year ended
                                                                        (unaudited)           June 30, 2000
                                                                 ------------------------  ------------------
INCREASE IN NET ASSETS:
      From Investment Activities:
        Net investment income                                            $ 2,499,788             $ 2,735,067
        Total declared as dividends to shareholders.                      (2,499,788)             (2,733,362)
                                                                        ------------            ------------
          Net increase in net assets from investment activities                   --                   1,705
                                                                        ------------            ------------
        From Share (Principal) Transactions at Net Asset Value
          of $1.00 per share:
        Shares sold.                                                     259,529,127             466,850,688
        Shares issued in reinvestment of dividends .                       2,378,834               1,995,473
        Shares repurchased.                                             (327,569,674)           (310,452,716)
                                                                        ------------            ------------
          Net increase (decrease) in net assets resulting from
            share transactions.                                          (65,661,713)            158,393,445
                                                                        ------------            ------------
          Total increase (decrease) in net assets.                       (65,661,713)            158,395,150
NET ASSETS:
      Beginning of period                                                173,049,607              14,654,457
                                                                        ------------            ------------
      End of period                                                     $107,387,894            $173,049,607
                                                                        ============            ============

   The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period


                                                                                                    For the period from
                                                                                                     February 22, 1999
                                                    For the six months ended                          (commencement of
                                                        December 31, 2000      For the year ended      operations) to
                                                           (unaudited)            June 30, 2000         June 30, 1999
                                                    ------------------------   ------------------   -------------------
Net asset value, beginning of period. ...........          $   1.00                $   1.00               $  1.00
Income from investment operations:
      Net investment income .....................              0.02                    0.03                  0.01
Dividends to shareholders from net
  investment income. ............................             (0.02)                  (0.03)                (0.01)
                                                           --------                --------               -------
Net asset value, end of period ..................          $   1.00                $   1.00               $  1.00
                                                           ========                ========               =======
Total return(1) .................................              1.81%                   3.05%                 1.03%
Ratios/ Supplemental Data:
      Net assets, end of period
        (000's omitted) .........................          $107,388                $173,050               $14,654
      Expenses as a percentage of average
        net assets(1) ...........................              0.65%(2)                0.65%                 0.65%(2)
      Ratio of net investment income to
        average net assets ......................              3.52%(2)                3.24%                 2.63%(2)

----------

(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been:

       Expenses as a percentage of average net
         assets .................................              0.62%                   0.62%                 1.28%(2)
       Total Return .............................              1.84%                   3.08%                 0.40%(2)

      Furthermore, the ratio of expenses to average net assets for the periods ended December 31, 2000, June 30, 1999 and 2000 reflect fees reduced in connection with specific agreements. Had these arrangements not been in place, the ratios would have been 0.65%, 0.65% and 1.29%, respectively.

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1.Organization and Significant Accounting Policies. The 59 Wall Street Tax Exempt Money Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2000, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

            E. Other. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. For the six months ended December 31, 2000, the Fund incurred $58,183 for investment advisory securities.

      Administrative Fee. The Trust has an administration agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 2000, the Fund incurred $69,382 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2000, the Fund incurred $96,971 for shareholder servicing/eligible institution services.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                                   (unaudited)

      Custody Fee. The Trust has a custody agreement with Brown Brothers Harriman (the "Custodian") for which the Custodian receives a fee calculated and paid monthly. Custody Fees for the Fund were reduced by $26,185, as a result of an expense arrangement with the Fund's Custodian.

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.65% of the Fund's average daily net assets. For the six months ended December 31, 2000, 59 Wall Street Administrators, Inc. incurred $168,265 in expenses, including investment advisory fees of $45,890, shareholder servicing/eligible institution fees of $76,484 and custodian fees of $37,384, on behalf of the Fund. The Fund's expense payment fee agreement terminated on September 30, 2000.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.5% to 15.9% of investments. At December 31, 2000, the five largest holdings by state were Texas 15.9%; Maryland 9.6%; Virginia 8.6%; Georgia 8.2% and New York 6.0%. Purchases, maturities and sales of money market instruments, excluding securities subject to repurchase agreements, aggregated $349,436,980 and $426,739,800, respectively, for the year ended June 30, 2000.

The 59 Wall Street Trust

Investment Adviser and
 Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general
information of  shareholders  and is not
authorized    for     distribution    to
prospective investors unless preceded or
accompanied by an effective  prospectus.
Nothing   herein   contained  is  to  be
considered   an   offer  of  sale  or  a
solicitation  of an offer to buy  shares
of The 59 Wall  Street Tax Exempt  Money
Fund.  Such  offering  is  made  only by
prospectus, which includes details as to
offering   price  and   other   material
information.

                                     [ART]

                                   Tax Exempt
                                   Money Fund
                               SEMI-ANNUAL REPORT
                               December 31, 2000